TAXES ON INCOME (TAX BENEFIT) (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred tax assets, net consist of the following significant items:

	DECEMBER 31,
	2012	2011

Net operating loss carry forwards of non-Israeli subsidiaries	$7,360	$7,606
R&D cost temporary differences	984	14
Other timing differences	1,628	1,180
Deferred liability due to future dividend from 2011 Approved Enterprise	(735)	-
Deferred tax assets before valuation allowance	9,237	8,800
Valuation allowance	(7,787)	(7,890)
Deferred tax assets, net of allowance	$1,450	$910

Schedule Of Current Deferred Tax Assets and Liabilities [Table Text Block]	Presentation in balance sheets:
	DECEMBER 31,
	2012	2011

Current deferred taxes, net	$220	$540
Non-current deferred taxes, net	1,230	550
Non-current deferred tax liability, net	-	(180)
	$1,450	$910

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Israel and International components of income profit before taxes

	YEAR ENDED DECEMBER 31,
	2012	2011	2010

Israel	$4,482	$13,330	$7,049
International	3,175	1,342	3,366
	$7,657	$14,672	$10,415

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income taxes included in the statement of operations

	YEAR ENDED DECEMBER 31,
	2012	2011	2010

Current taxes	$709	$1,152	$430
Deferred taxes	(540)	1,310	940
	$169	$2,462	$1,370

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The following is a reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and other jurisdictions and the actual tax expense in the statement of operations, is as follows:

	YEAR ENDED DECEMBER 31,
	2012	2011

Net income before taxes	$7,657	$14,672

Average Statutory tax rates	28%	27%

Theoretical tax	2,144	3,961

Decrease in taxes resulting from effect of “privileged enterprise” status	(1,120)	(3,266)
Non-deductible expenses	1,235	(641)
Change in valuation allowance and deferred taxes	(1,775)	1,951
Other	(315)	457
	(1,975)	(1,499)

Actual tax expense	$169	$2,462